Goodwill and Intangible Assets - Narrative (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 28, 2020	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019	Mar. 29, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization expense		$ 926	$ 422	$ 2,310	$ 1,267	$ 1,805	$ 1,417
Goodwill		$ 20,249		$ 20,249		$ 1,285	$ 1,336	$ 1,467
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life				10 years		10 years	10 years
Voxtel
Acquired Finite-Lived Intangible Assets [Line Items]
Preliminary purchase price	$ 35,081
Goodwill	18,803
Finite-lived intangible assets	13,600
Indefinite-lived intangible assets acquired	$ 2,400